Commitments and Contingencies - Schedule of Future Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Operating Leases
2025 (remaining six months)	$ 671
2026	226	$ 927
2027	233	225
2028	240	233
2029	184	240
Total future minimum payments	1,554	1,809
Less imputed interest	(203)	(253)
Present value of lease liabilities	1,351	1,556
Finance Leases
2025 (remaining six months)	336
2026	20	942
2027	0	21
2028	0
2029	0
Total future minimum payments	356	963
Less imputed interest	(7)	(38)
Present value of lease liabilities	$ 349	$ 925